Share-based Payments - Board LTIP share awards 2020 (Details)	12 Months Ended
	Dec. 31, 2020 SEK (kr) EquityInstruments shares	Dec. 31, 2019 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	1,279,086	2,575,586
Share-based payments | kr	kr 5,304,000
Provisions attributable to social security costs (Share-based payments) | kr	3,164,000
Total cost | kr	kr 8,468,000
Number of warrants set aside to secure the delivery of shares in connection with the utilization of the award program | shares	1,500,000
Board LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	31,371
Change	31,371
Fair Value at Grant Date | kr	kr 33.97
Share-based payments | kr	267,000
Provisions attributable to social security costs (Share-based payments) | kr	207,000
Total cost | kr	kr 474,000
Number of warrants set aside to secure the delivery of shares in connection with the utilization of the award program | shares	40,000
Board LTIP 2020 | Elmar Schnee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	14,063
Change	14,063
Board LTIP 2020 | Hilde Furberg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	4,327
Change	4,327
Board LTIP 2020 | Lennart Hansson
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	4,327
Change	4,327
Board LTIP 2020 | Diane Parks
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	4,327
Change	4,327
Board LTIP 2020 | Molly Henderson
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	4,327
Change	4,327